Ty Oyer

Avenue Mutual Funds Trust

399 Park Avenue, 6th Floor

New York, NY 10022

March 9, 2017

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The Avenue Mutual Funds Trust (the “Registrant”)

Registration Nos. 33-180165/811-22677

Ladies and Gentlemen:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the filing pursuant to Rule 497(c) of the Prospectus dated February 28, 2017, for Avenue Mutual Funds Trust, as filed electronically via EDGAR with the Securities and Exchange Commission on March 3, 2017 (Accession # 0001104659-17-013920).

Please contact the undersigned at (212) 850-8935 if you have any questions regarding this filing.

Sincerely,

/s/ Ty Oyer
Ty Oyer
Secretary

Enclosures